EQUITY	12 Months Ended
Mar. 31, 2019
EQUITY
EQUITY

19.   EQUITY

Japanese companies are subject to the Companies Act of Japan (the “Companies Act”). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year, in addition to the year-end dividend, upon resolution at the shareholders meeting. For companies that meet certain criteria such as; (1) having a Board of Directors, (2) having independent auditors, (3) having a Board of Statutory Auditors, and (4) the term of service of the directors being prescribed as one year rather than the normal two-year term by its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind) at any time during the fiscal year if the company has prescribed so in its articles of incorporation. However, the Company cannot do so because it does not meet criteria (4) above. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to certain limitations and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so provide. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

Increases / decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus), depending on the equity account charged upon the payment of such dividends, until the total of the aggregate amount of legal reserve and additional paid-in capital equals 25% of common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders.

The amount available for dividends under the Companies Act is based on the amount of retained earnings and other capital surplus recorded in the Company’s stand-alone financial statements under Japanese GAAP. The adjustments included in the accompanying consolidated financial statements for U.S. GAAP purposes but not recorded in the stand-alone financial statements have no effect on the determination of amount available for dividends under the Companies Act. The amount available for dividends shown in FRONTEO’s stand-alone financial statements, as determined under Japanese GAAP, amounted to ¥1,788,081 thousand at March 31, 2019.